Segment Information (Tables)	6 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
Financial Information of Segments
Financial information of the segments for the six months ended September 30, 2020 and 2021, and segment assets information as of March 31, 2021 and September 30, 2021 are as follows:

	Millions of yen
	Six months ended September 30, 2020		Six months ended September 30, 2021		March 31, 2021	September 30, 2021
	Segment revenues	Segment profits	Segment revenues	Segment profits	Segment assets	Segment assets
Corporate Financial Services and Maintenance Leasing	¥209,144	¥31,094	¥230,275	¥52,401	¥1,676,063	¥1,659,642
Real Estate	167,276	11,009	202,514	23,860	872,095	878,068
PE Investment and Concession	157,826	4,294	192,150	1,834	378,698	368,794
Environment and Energy	70,865	13,599	63,898	9,663	489,174	695,445
Insurance	235,754	35,308	235,088	33,009	1,959,521	1,962,961
Banking and Credit	41,661	25,170	43,097	22,065	2,690,627	2,709,991
Aircraft and Ships	14,876	5,527	17,748	618	601,762	615,640
ORIX USA	57,859	9,881	84,988	47,614	1,220,081	1,188,438
ORIX Europe	73,046	17,103	101,104	28,591	369,546	397,073
Asia and Australia	58,962	3,791	71,705	20,485	1,084,222	1,125,430

Total	¥1,087,269	¥156,776	¥1,242,567	¥240,140	¥11,341,789	¥11,601,482

Financial information of the segments for the three months ended September 30, 2020 and 2021 are as follows:

	Millions of yen
	Three months ended September 30, 2020		Three months ended September 30, 2021
	Segment revenues	Segment profits	Segment revenues	Segment profits
Corporate Financial Services and Maintenance Leasing	¥107,072	¥17,802	¥120,483	¥32,122
Real Estate	88,627	9,159	105,752	12,847
PE Investment and Concession	68,053	(307)	92,526	1,566
Environment and Energy	36,909	5,878	34,569	5,174
Insurance	118,682	17,053	125,907	17,520
Banking and Credit	20,997	13,267	20,271	9,306
Aircraft and Ships	7,329	(2,057)	9,285	5,449
ORIX USA	33,090	10,466	37,294	22,451
ORIX Europe	36,881	9,914	50,648	15,119
Asia and Australia	30,635	(3,066)	37,057	11,705

Total	¥548,275	¥78,109	¥633,792	¥133,259

Reconciliation of Segment Totals to Consolidated Financial Statement Amounts
The reconciliation of segment totals to consolidated financial statement amounts is as follows:
Significant items to be reconciled are segment revenues, segment profits and segment assets. Other items do not have a significant difference between segment amounts and consolidated amounts.

	Millions of yen
	Six months ended September 30, 2020	Six months ended September 30, 2021
Segment revenues:
Total revenues for segments	¥1,087,269	¥1,242,567
Revenues related to corporate assets	5,933	8,580
Revenues from inter-segment transactions	(8,464)	(9,613)

Total consolidated revenues	¥1,084,738	¥1,241,534

Segment profits:
Total profits for segments	¥156,776	¥240,140
Corporate profits (losses)	(24,765)	(25,570)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	2,163	6,219

Total consolidated income before income taxes	¥134,174	¥220,789

	Millions of yen
	Three months ended September 30, 2020	Three months ended September 30, 2021
Segment revenues:
Total revenues for segments	¥548,275	¥633,792
Revenues related to corporate assets	3,225	5,616
Revenues from inter-segment transactions	(4,403)	(6,687)

Total consolidated revenues	¥547,097	¥632,721

Segment profits:
Total profits for segments	¥78,109	¥133,259
Corporate profits (losses)	(13,052)	(13,129)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	1,486	603

Total consolidated income before income taxes	¥66,543	¥120,733

	Millions of yen
	March 31, 2021	September 30, 2021
Segment assets:
Total assets for segments	¥11,341,789	¥11,601,482
Cash and cash equivalents, restricted cash	1,079,575	1,161,892
Allowance for credit losses	(78,945)	(77,571)
Trade notes, accounts and other receivable	354,334	288,311
Other corporate assets	866,329	860,564

Total consolidated assets	¥13,563,082	¥13,834,678

Geographical Revenues and Income before Income Taxes
The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries for the six months ended September 30, 2020 and 2021.
For the six months ended September 30, 2020

	Millions of yen
	Six months ended September 30, 2020
	Japan	The Americas *1	Other *2	Total
Total Revenues	¥870,327	¥91,871	¥122,540	¥1,084,738
Income before Income Taxes	97,972	18,275	17,927	134,174
For the six months ended September 30, 2021

	Millions of yen
	Six months ended September 30, 2021
	Japan	The Americas *1	Other *2	Total
Total Revenues	¥964,192	¥123,687	¥153,655	¥1,241,534
Income before Income Taxes	118,760	60,328	41,701	220,789
The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries for the three months ended September 30, 2020 and 2021.
For the three months ended September 30, 2020

	Millions of yen
	Three months ended September 30, 2020
	Japan	The Americas *1	Other *2	Total
Total Revenues	¥433,698	¥49,757	¥63,642	¥547,097
Income before Income Taxes	49,552	15,414	1,577	66,543
For the three months ended September 30, 2021

	Millions of yen
	Three months ended September 30, 2021
	Japan	The Americas *1	Other *2	Total
Total Revenues	¥497,902	¥56,246	¥78,573	¥632,721
Income before Income Taxes	66,204	26,321	28,208	120,733

*1	Mainly the United States
*2	Mainly Asia, Europe, Australasia and Middle East

Disaggregation of Revenues for Revenues From Contracts With Customers, by Goods and Services Category and Geographical Location
The following information represents disaggregation of revenues for revenues from contracts with customers, by goods and services category and geographical location for the six months ended September 30, 2020 and 2021.
For the six months ended September 30, 2020

	Millions of yen
	Six months ended September 30, 2020
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥4,661	¥1,390	¥144,417	¥1,278	¥0	¥0	¥0
Real estate sales	0	38,903	0	0	0	0	0
Asset management and servicing	168	2,967	17	0	0	95	13
Automobile related services	29,140	0	0	119	0	0	0
Facilities operation	0	7,644	0	0	0	0	0
Environment and energy services	1,740	0	0	68,016	0	0	0
Real estate management and brokerage	0	50,210	0	0	0	0	0
Real estate contract work	0	33,678	0	0	0	0	0
Other	23,428	814	9,534	662	780	2,033	1,492

Total revenues from contracts with customers	59,137	135,606	153,968	70,075	780	2,128	1,505

Geographical location
Japan	58,715	135,606	153,968	64,122	780	2,128	355
The Americas	0	0	0	0	0	0	0
Other	422	0	0	5,953	0	0	1,150

Total revenues from contracts with customers	59,137	135,606	153,968	70,075	780	2,128	1,505

Other revenues *	150,007	31,670	3,858	790	234,974	39,533	13,371

Segment revenues/Total revenues	¥209,144	¥167,276	¥157,826	¥70,865	¥235,754	¥41,661	¥14,876

	Millions of yen
	Six months ended September 30, 2020
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥1,202	¥0	¥57	¥153,005	¥306	¥153,311
Real estate sales	439	0	0	39,342	0	39,342
Asset management and servicing	6,817	66,902	0	76,979	(52)	76,927
Automobile related services	0	0	5,540	34,799	(2)	34,797
Facilities operation	0	0	0	7,644	243	7,887
Environment and energy services	609	0	0	70,365	(725)	69,640
Real estate management and brokerage	0	0	0	50,210	(1,256)	48,954
Real estate contract work	0	0	0	33,678	(119)	33,559
Other	1,439	52	317	40,551	775	41,326

Total revenues from contracts with customers	10,506	66,954	5,914	506,573	(830)	505,743

Geographical location
Japan	0	0	1	415,675	(804)	414,871
The Americas	10,506	29,163	0	39,669	0	39,669
Other	0	37,791	5,913	51,229	(26)	51,203

Total revenues from contracts with customers	10,506	66,954	5,914	506,573	(830)	505,743

Other revenues *	47,353	6,092	53,048	580,696	(1,701)	578,995

Segment revenues/Total revenues	¥57,859	¥73,046	¥58,962	¥1,087,269	¥(2,531)	¥1,084,738

For the six months ended September 30, 2021

	Millions of yen
	Six months ended September 30, 2021
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥5,512	¥1,446	¥161,106	¥1,688	¥0	¥0	¥0
Real estate sales	0	59,110	0	0	0	0	0
Asset management and servicing	160	3,117	12	0	0	145	15
Automobile related services	31,332	0	0	101	0	0	0
Facilities operation	0	13,004	0	0	0	0	0
Environment and energy services	1,561	0	44	61,166	0	0	0
Real estate management and brokerage	0	51,685	0	0	0	0	0
Real estate contract work	0	39,371	0	0	0	0	0
Other	25,877	717	13,630	432	1,002	2,822	3,157

Total revenues from contracts with customers	64,442	168,450	174,792	63,387	1,002	2,967	3,172

Geographical location
Japan	63,975	168,450	174,792	63,387	1,002	2,967	2,180
The Americas	0	0	0	0	0	0	0
Other	467	0	0	0	0	0	992

Total revenues from contracts with customers	64,442	168,450	174,792	63,387	1,002	2,967	3,172

Other revenues *	165,833	34,064	17,358	511	234,086	40,130	14,576

Segment revenues/Total revenues	¥230,275	¥202,514	¥192,150	¥63,898	¥235,088	¥43,097	¥17,748

	Millions of yen
	Six months ended September 30, 2021
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥1,066	¥0	¥28	¥170,846	¥632	¥171,478
Real estate sales	67	0	0	59,177	0	59,177
Asset management and servicing	7,806	99,238	0	110,493	(31)	110,462
Automobile related services	0	0	6,371	37,804	(6)	37,798
Facilities operation	0	0	0	13,004	308	13,312
Environment and energy services	681	0	0	63,452	(1,014)	62,438
Real estate management and brokerage	0	0	0	51,685	(1,480)	50,205
Real estate contract work	0	0	0	39,371	(108)	39,263
Other	1,302	38	396	49,373	1,605	50,978

Total revenues from contracts with customers	10,922	99,276	6,795	595,205	(94)	595,111

Geographical location
Japan	0	0	0	476,753	(72)	476,681
The Americas	10,922	37,587	0	48,509	0	48,509
Other	0	61,689	6,795	69,943	(22)	69,921

Total revenues from contracts with customers	10,922	99,276	6,795	595,205	(94)	595,111

Other revenues *	74,066	1,828	64,910	647,362	(939)	646,423

Segment revenues/Total revenues	¥84,988	¥101,104	¥71,705	¥1,242,567	¥(1,033)	¥1,241,534

The following information represents disaggregation of revenues for revenues from contracts with customers, by goods and services category and geographical location for the three months ended September 30, 2020 and 2021.
For the three months ended September 30, 2020

	Millions of yen
	Three months ended September 30, 2020
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥2,269	¥782	¥61,382	¥719	¥0	¥0	¥0
Real estate sales	0	18,035	0	0	0	0	0
Asset management and servicing	107	1,345	8	0	0	50	10
Automobile related services	14,465	0	0	60	0	0	0
Facilities operation	0	6,276	0	0	0	0	0
Environment and energy services	818	0	0	35,515	0	0	0
Real estate management and brokerage	0	25,660	0	0	0	0	0
Real estate contract work	0	18,722	0	0	0	0	0
Other	12,496	487	4,438	270	397	1,191	699

Total revenues from contracts with customers	30,155	71,307	65,828	36,564	397	1,241	709

Geographical location
Japan	29,976	71,307	65,828	33,402	397	1,241	292
The Americas	0	0	0	0	0	0	0
Other	179	0	0	3,162	0	0	417

Total revenues from contracts with customers	30,155	71,307	65,828	36,564	397	1,241	709

Other revenues *	76,917	17,320	2,225	345	118,285	19,756	6,620

Segment revenues/Total revenues	¥107,072	¥88,627	¥68,053	¥36,909	¥118,682	¥20,997	¥7,329

	Millions of yen
	Three months ended September 30, 2020
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥623	¥0	¥4	¥65,779	¥240	¥66,019
Real estate sales	234	0	0	18,269	0	18,269
Asset management and servicing	3,208	35,238	0	39,966	(27)	39,939
Automobile related services	0	0	2,788	17,313	(1)	17,312
Facilities operation	0	0	0	6,276	138	6,414
Environment and energy services	365	0	0	36,698	(365)	36,333
Real estate management and brokerage	0	0	0	25,660	(607)	25,053
Real estate contract work	0	0	0	18,722	(95)	18,627
Other	716	37	8	20,739	409	21,148

Total revenues from contracts with customers	5,146	35,275	2,800	249,422	(308)	249,114

Geographical location
Japan	0	0	0	202,443	(407)	202,036
The Americas	5,146	15,218	0	20,364	0	20,364
Other	0	20,057	2,800	26,615	99	26,714

Total revenues from contracts with customers	5,146	35,275	2,800	249,422	(308)	249,114

Other revenues *	27,944	1,606	27,835	298,853	(870)	297,983

Segment revenues/Total revenues	¥33,090	¥36,881	¥30,635	¥548,275	¥(1,178)	¥547,097

For the three months ended September 30, 2021

	Millions of yen
	Three months ended September 30, 2021
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥2,251	¥836	¥76,664	¥920	¥0	¥0	¥0
Real estate sales	0	29,864	0	0	0	0	0
Asset management and servicing	89	1,387	3	0	0	77	9
Automobile related services	14,897	0	0	51	0	0	0
Facilities operation	0	7,927	0	0	0	0	0
Environment and energy services	806	0	44	33,170	0	0	0
Real estate management and brokerage	0	26,217	0	0	0	0	0
Real estate contract work	0	22,567	0	0	0	0	0
Other	13,395	377	6,838	178	515	1,436	1,872

Total revenues from contracts with customers	31,438	89,175	83,549	34,319	515	1,513	1,881

Geographical location
Japan	31,273	89,175	83,549	34,319	515	1,513	1,432
The Americas	0	0	0	0	0	0	0
Other	165	0	0	0	0	0	449

Total revenues from contracts with customers	31,438	89,175	83,549	34,319	515	1,513	1,881

Other revenues *	89,045	16,577	8,977	250	125,392	18,758	7,404

Segment revenues/Total revenues	¥120,483	¥105,752	¥92,526	¥34,569	¥125,907	¥20,271	¥9,285

	Millions of yen
	Three months ended September 30, 2021
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥552	¥0	¥27	¥81,250	¥404	¥81,654
Real estate sales	33	0	0	29,897	0	29,897
Asset management and servicing	3,328	50,700	0	55,593	(13)	55,580
Automobile related services	0	0	3,297	18,245	(7)	18,238
Facilities operation	0	0	0	7,927	166	8,093
Environment and energy services	424	0	0	34,444	(573)	33,871
Real estate management and brokerage	0	0	0	26,217	(1,094)	25,123
Real estate contract work	0	0	0	22,567	(114)	22,453
Other	962	22	221	25,816	574	26,390

Total revenues from contracts with customers	5,299	50,722	3,545	301,956	(657)	301,299

Geographical location
Japan	0	0	0	241,776	(647)	241,129
The Americas	5,299	19,116	0	24,415	0	24,415
Other	0	31,606	3,545	35,765	(10)	35,755

Total revenues from contracts with customers	5,299	50,722	3,545	301,956	(657)	301,299

Other revenues *	31,995	(74)	33,512	331,836	(414)	331,422

Segment revenues/Total revenues	¥37,294	¥50,648	¥37,057	¥633,792	¥(1,071)	¥632,721

*
Other revenues include revenues that are not in the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.